Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Accounts receivable	$7,441	7,489
Allowance for expected credit loss	(7,441)	(7,489)
Accounts receivable, net	$-	-

Schedule of Movement of the Allowance for Expected Credit Loss

The movement of the allowance for expected credit loss is as follows:

	For the six months Ended June 30,	For the six months Ended June 30,
	2026	2025
Balance as of the beginning of the period	$(7,489)	$(10,265)
Expected credit loss provision	-	(10,359)
Exchange difference	48	1,711
Balance as of the end of the period	$(7,441)	$(18,913)